Equity Instruments (Details Narrative) - USD ($)					1 Months Ended	12 Months Ended
	Apr. 12, 2024	Apr. 10, 2024	Jan. 31, 2024	Sep. 29, 2021	Feb. 28, 2023	Dec. 31, 2024	Jun. 30, 2025	Aug. 12, 2024	Aug. 11, 2024	Jul. 01, 2024	Jun. 10, 2024	Dec. 31, 2023	Dec. 29, 2023	Dec. 02, 2020
Class of Stock [Line Items]
Common stock, shares authorized						500,000,000						500,000,000
Common stock, par value						$ 0.00001					$ 0.00001	$ 0.00001
Preferred stock, shares issued						10,000,000
Preferred stock, par value						$ 0.00001
Common stock, shares outstanding						12,993,962						492,223
Shares of common stock reserved						437,743						147,019
Warrants exercise price per share				$ 6,037.50									$ 16,429
Common stock, shares issued						12,993,962						492,223
Number of shares purchased						366,946						97,042
Fair value of private placement						$ 2,166,874,000						$ 11,835,000
Eligible Velo3D Equityholders [Member]
Class of Stock [Line Items]
Warrants term						5 years
Earnout shares received, description						(i) 5.0% of the total number of shares of Common Stock outstanding at the Closing if the shares of Common Stock trade at or above $6,562.50 for 20 or more trading days in any 30 trading-day period, and (ii) an additional 5.0% of the total number of shares of Common Stock outstanding at the Closing if the shares of Common Stock trade at or above $7,875.00 for 20 or more trading days in any 30 trading-day period
Eligible Velo3D Equityholders [Member] | JAWS Spitfire Acquisition Corporation [Member]
Class of Stock [Line Items]
Earnout liabilities						$ 120,800,000
Eligible Velo3D Equityholders [Member] | JAWS Spitfire Acquisition Corporation [Member] | Share-Based Payment Arrangement, Tranche Two [Member]
Class of Stock [Line Items]
Business acquistion shares						20,722
Eligible Velo3D Equityholders [Member] | Maximum [Member] | JAWS Spitfire Acquisition Corporation [Member]
Class of Stock [Line Items]
Business acquistion shares						41,444
A 2022 Private Placement Warrants [Member]
Class of Stock [Line Items]
Warrants exercise price per share						$ 1,344.00
Number of shares purchased						134
A 2023 Private Warrant A [Member]
Class of Stock [Line Items]
Warrants exercise price per share													$ 299.25
Number of shares purchased													68,573
A 2023 Private Warrant B [Member]
Class of Stock [Line Items]
Warrants exercise price per share													$ 325.50
Number of shares purchased						3,429							3,429
BEPO Warrants [Member]
Class of Stock [Line Items]
Class of warrant							65,307
Warrants exercise price per share						$ 183.75	$ 183.75
Number of shares purchased						65,307
Fair Value on Issue Date per warrant (in dollars per warrant)						$ 138.15
Fair value of private placement						$ 377,750,000
BEPO Agent Warrants [Member]
Class of Stock [Line Items]
Class of warrant							3,266
Number of shares purchased						3,266
Fair Value on Issue Date per warrant (in dollars per warrant)						$ 136.65
Fair value of private placement						$ 18,477,000
Bepo Agent Warrant A [Member]
Class of Stock [Line Items]
Warrants exercise price per share							$ 202.125
2024 Private Placement Warrants [Member]
Class of Stock [Line Items]
Class of warrant							41,808
Warrants exercise price per share							$ 239.22
July 2024 Private Placement Warrants [Member]
Class of Stock [Line Items]
Class of warrant										110,000
Warrants exercise price per share										$ 37.50
Warrant Inducement Agreement [Member]
Class of Stock [Line Items]
Warrants exercise price per share								$ 34.20	$ 296.70
Number of shares purchased								49,524
New Warrants [Member]
Class of Stock [Line Items]
Warrants exercise price per share								$ 34.20
Number of shares purchased								99,048
Warrant [Member]
Class of Stock [Line Items]
Number of shares purchased						366,946
Warrant To Purchase Common Stock [Member]
Class of Stock [Line Items]
Number of shares purchased												97,042
Private Placement Warrants [Member]
Class of Stock [Line Items]
Warrants exercise price per share														$ 6,037.50
Number of shares purchased						8,477								8,477
Fair Value on Issue Date per warrant (in dollars per warrant)														$ 30.00
Rdo Warrant A [Member]
Class of Stock [Line Items]
Number of shares purchased													68,571
Public Warrants [Member]
Class of Stock [Line Items]
Warrants exercise price per share						$ 6,037.50						$ 6,037.50	$ 5,250.00	$ 6,037.50
Number of shares purchased						16,429						16,429	65,715
Fair Value on Issue Date per warrant (in dollars per warrant)						$ 1,732.50						$ 1,732.50
Warrants term													5 years
Fair value of private placement												$ 258,000
Private Placement Common Stock Warrant [Member]
Class of Stock [Line Items]
Warrants term						0 years						2 years 9 months
Fair value of private placement						$ 0
Share price						$ 0.00
Public Warrant [Member]
Class of Stock [Line Items]
Issuance of shares				16,429
Private Placement Warrants [Member]
Class of Stock [Line Items]
Issuance of shares				8,477
ATM Sales Agreement [Member]
Class of Stock [Line Items]
Shares of common stock reserved						38,095
Issuance of shares, value					$ 40,000,000.0
Gross proceeds			$ 75,000,000
Common stock, shares issued						0
April 2024 Securities Purchase Agreement [Member]
Class of Stock [Line Items]
Shares of common stock reserved		65,307
Class of warrant		65,307
Warrants exercise price per share		$ 183.75
Gross proceeds	$ 12,000,000
Placement Agency Agreement [Member]
Class of Stock [Line Items]
Warrants exercise price per share		$ 202.125
Placement agency cash fee percentage		7.00%
Placement agency agreement, certain expenses, reimbursed amount		$ 150,000
Placement agency agreement percentage		5.00%
Issuance of shares		3,266
Placement agency warrants percentage		110.00%